Notes Receivable (Components Of Notes Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 5,200	$ 15,497
Secured Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	4,794	5,114
Notes Receivable From Lessee Restructurings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 406	$ 10,383